Reverse Capitalization (Tables)	12 Months Ended
Dec. 31, 2024
Reverse Capitalization
Schedule of consummation of merger

	Ordinary shares	Adjusted for the reverse stock split
Venus public shares after redemption	2,106,245	10,531
Venus shares converted from rights	482,500	2,413
Venus Sponsor shares	1,375,000	6,875
Venus shares issued to underwriter	75,000	375
Venus shares issued in the Business Combination	39,603,961	198,019
Venus shares issued to Joyous JD Limited	214,000	1,070
Weighted average shares outstanding	43,856,706	219,283
Percent of shares owned by VIYI shareholders	90.3%	90.3%
Percent of shares owned by underwriter	0.17%	0.17%
Percent of shares owned by Venus	9.04%	9.04%
Percent of shares owned by Joyous JD limited	0.49%	0.49%